Schedule of Operating Lease Liabilities (Details) - USD ($)	Jan. 31, 2023		Oct. 17, 2022	Sep. 06, 2022	Aug. 31, 2022	Jul. 31, 2022		Jul. 31, 2021
Leases
Operating lease right-of-use assets	$ 621,827	[1]	$ 363,000	$ 313,000	$ 120,000	$ 4,665,515	[1]	$ 5,445,744
Current portion included in current liabilities	958,118	[1]				1,111,571	[1]	845,483
Long-term portion included in non-current liabilities	213,835	[1]				4,126,636	[1]	5,238,207
Total operating lease liabilities	$ 1,171,953		$ 363,000	$ 313,000	$ 120,000	$ 5,238,207		$ 6,083,690

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.